Reinsurance and Retrocessional Reinsurance - Premiums Receivable on Paid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Premium Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	$ 8.8	$ 4.8
Allowance for expected credit losses	8.5	4.0
Balance at the end of the year	$ 17.3	$ 8.8